Income Taxes Temporary Differences And Carryforwards in Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2015	Sep. 30, 2014
Deferred tax assets
Accrued expenses and reserves	$ 210	$ 197
Employee and retiree benefits	270	243
Net operating loss and other credit carryforwards	2,471	3,233
Research and development	64	118
Joint ventures and partnerships	231	0
Deferred Tax Assets, Other	16	0
Gross deferred tax assets	3,262	3,791
Valuation allowances	(1,256)	(1,285)
Net deferred tax assets	2,006	2,506
Net deferred tax asset	1,482	1,914
Deferred tax liabilities
Property, plant and equipment	124	128
Intangible assets	400	275
Joint ventures and partnerships	0	37
Other	0	152
Net deferred tax liabilities	$ 524	$ 592